Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2019
Related Party Balances and Transactions
Related Party Balances and Transactions

14. Related Party Balances and Transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
E-House	Under the common control of E-House Holdings until December 30, 2016, and E-House Holdings became largest shareholder since then (Note 1).
SINA	A shareholder with significant influence on the Group
Shanghai Yicang Enterprise Management Ltd. ("Yicang")	Mr. Xin Zhou, executive chairman of Leju, is Yicang’s chairman and ultimate controller before April 2019. Yicang was sold by Mr. Xin Zhou on April, 2019.
Yunchuang	Mr. Xin Zhou, executive chairman of Leju, is Yunchuang's ultimate controller
Yunnan Huixiangju Information & Consultant Ltd. (“Huixiangju”)	One of the Group’s investment affiliates and the Group owns 51% equity interest
Suzhou Qianyisheng Information & Consultant Ltd. (“Qianyisheng”)	One of the Group’s investment affiliates and the Group owns 19% equity interest
Shanghai Quanzhuyi Home Furnishing Accessories Ltd. ("QuanZhuYi")	One of the Group's investment affiliates and the Group owns 13.5% equity interest
Tencent Holdings Ltd. or certain of its affiliates (“Tencent”)	A shareholder with significant influence on the Group
Jupai Holdings Ltd. (“Jupai”)	Mr. Xin Zhou, executive chairman of Leju, is Jupai’s director. E-House Holdings has significant influence on Jupai and Leju
E-House (China) Enterprise Holdings Ltd. (“E-House Enterprise”)	Mr. Xin Zhou, executive chairman of Leju, is E-House Enterprise’s director. E-House Enterprise was a subsidiary of E-House before it became a listed company in Hong Kong during 2018

Subsequent to Leju’s IPO, E-House began charging the Group corporate service fees pursuant to agreements entered into in March 2014 in connection with Leju’s IPO. Under these services arrangements, E-House provides various corporate support services to the Group, including general finance and accounting, human resource management, administrative, internal control and internal audit, operational management, legal and information technology. E-House charges the Group a fee based on an estimate of the actual cost incurred to provide such services, which amounted to $5,447,864,  $1,942,495 and $1,772,642 for the years ended December 31, 2017, 2018 and 2019, respectively.

During the years ended December 31, 2017, 2018 and 2019, significant related party transactions were as follows:

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Corporate service provided by E-House under service agreements	5,447,864	1,942,495	1,772,642
Online advertising resources fee recognized as cost of revenues purchased from SINA	15,629,868	19,828,784	18,281,406
Online advertising resources fee recognized as cost of revenues purchased from Tencent	16,349,409	23,488,344	21,441,779
Services purchased from/rental cost paid to E-House	6,473,108	1,950,976	1,478,163
Services purchased from E-House Enterprise	—	4,269,565	7,427,364
Services purchased from Jupai	267,001	236,432	132,586
Services purchased from Yunchuang	55,018	17,216	1,090,583
Services purchased from Yicang (Note C)	185,632	9,438	17,767
Total services purchased from related parties	44,407,900	51,743,250	60,889,295

Online advertising services provided to E-House	126,168	—	23,168
Compensation from E-House (Note A)	—	3,425,741	—
Services provided to E-House Enterprise	—	1,904,027	1,391,448
Services provided to Investing affiliates	23,603	—	1,319,805
Total online advertising services provided to related parties	149,771	5,329,768	2,734,421

Fee paid to Tencent for advertising resources on behalf of customers as the Group acted as agent	—	—	9,247,005
Repayment loan to E-House (Note B)	1,862,593	—	—
Business acquisition from Yunchuang	6,000,000	—	—

Note A: On May 28, 2018, the Company entered into an agreement with E-House to entrust the operation of its Online Furnishing platform business to E-House. E-House agreed to compensate the Company for any losses generated from the operation. Likewise, any profit from the operation would be equally shared by the Company and E-House. The amounts represent compensation receivable from E-House due to losses generated from the operation. The compensation was netted of “Selling, general and administrative expenses”. Such agreement was terminated on December 20, 2018.

Note B: The loan from E-House is interest free and can be settled on demand. The Group repaid the loan balance in 2017, and there were no balances for such nature as of December 31, 2018 and 2019, respectively.

Note C: Yicang was a related party before it was sold by Mr. Xin Zhou on April, 2019. The transactions with Yicang in 2019 represent the services purchased from Yicang from January to April, 2019.

The transactions are measured at the amount of consideration established and agreed to by the related parties.

As of December 31,  2018 and 2019, amounts due from related parties were comprised of the following:

	As of December 31,
	2018	2019
	$	$
E-House (1)	894,222	555,652
E-House Enterprise (6)	—	906,009
Investing Affiliates (7)	—	1,384,378
Tencent(3)	5,800,357	6,827,030
Total	6,694,579	9,673,069

As of December 31,2018 and 2019, amounts due to related parties were comprised of the following:

	As of December 31,
	2018	2019
	$	$
SINA (4)	2,189,086	3,263,565
Yicang(5)	1,266	—
Yunchuang (2)	7,450	1,143,212
E-House Enterprise (6)	1,279,391	—
Total	3,477,193	4,406,777
(1)	The amount due from E-House as of December 31, 2018 and 2019 is primarily for compensation receivable from E-House (See Note A) partially offset by the corporate service fees charged from E-House.
(2)	The amount due to Yunchuang as of December 31, 2019 represents the payable for technical service fees, and the amount as of December 31, 2018, represents the payable for internet connection fees.
(3)	The amount due from Tencent as of December 31, 2018 and 2019 represents the prepaid fee for online advertising resources.
(4)	The amount due to SINA as of December 31, 2018 and 2019 represents payable for online advertising resources fee.
(5)	Yicang was a related party before it was sold by Mr. Xin Zhou on April, 2019. The amount due to Yicang as of December 31, 2018 represents payable for rental expense.
(6)

The amount due from E-House Enterprise as of December 31, 2019 represents the receivable for online advertising revenue from E-House Enterprise partially offset by the payable for marketing service fees charged by E-House Enterprise. The amount due to E-House Enterprise as of December 31, 2018 represents payable for marketing service fees.

(7)	The amount due from affiliates as of December 31, 2019 represents the receivable for E-commerce platform service revenue from Huixiangju and the expense paid on behalf of Qianyisheng.

The roll forward of the payable to/ (receivable from) E-House for the years ended December 31, 2017, 2018 and 2019 are as follows:

		Year Ended December 31,
		2017	2018	2019
		$	$	$
Balance at January 1		(6,019,121)	1,376,955	(894,222)
Repayment of loan to E-House	(A)	(1,862,593)	—	—
Receivable from E-House Enterprise as of January 1, 2018	(B)	—	466,722	—
Corporate service provided by E-House under services agreements	(C)	5,447,864	1,942,495	1,772,642
Service provided to E-House	(C)	(126,168)	—	(23,168)
Service purchased from/rental cost paid to E-House	(C)	6,473,108	1,950,976	1,478,163
Compensation from E-House	(D)	—	(3,425,741)	—
Net payment	(E)	(2,536,135)	(3,205,629)	(2,889,067)
Balance at December 31		1,376,955	(894,222)	(555,652)

	As of December 31,
	2018	2019
	$	$
Net results for service fee (C) and compensation from E-House (D)	(894,222)	(555,652)
Amounts due from E-House	(894,222)	(555,652)

(A)Represents the movement of loan payable to E-House

(B)Represents the receivable from E-House Enterprise as of January 1, 2018. E-House Enterprise was no longer a subsidiary of E-House from 2018. Therefore, the amount due from E-House Enterprise as of January 1, 2018 has been carved out from the current period's reconciliation.

(C)Represents the movement of service fees receivable from and payable to E-House.

(D)Represents compensation from E-House. See Note A above.

(E)Represents the net cash flow between the Company and E-House except for the loan repaid to E-House.